Accounts receivable net (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts receivable net
Accounts receivable | $	$ 1,995		$ 1,386
Less: allowance for doubtful accounts		¥ (40,092)	(35,952)
Current
Accounts receivable net
Accounts receivable | $	481		422
1 - 30 Days Past Due
Accounts receivable net
Accounts receivable | $	1,215		397
31 - 60 Days Past Due
Accounts receivable net
Accounts receivable | $	36		224
61 - 90 Days Past Due
Accounts receivable net
Accounts receivable | $	32		183
Greater Than or Equal to 91 Days
Accounts receivable net
Accounts receivable | $	231		160
Past Due
Accounts receivable net
Accounts receivable | $	$ 1,514		$ 964
ZHEJIANG TIANLAN [Member]
Accounts receivable net
Accounts receivable | ¥		118,813		¥ 135,056
ZHEJIANG TIANLAN [Member] | Within 1 year
Accounts receivable net
Accounts receivable | ¥		88,639		100,254
ZHEJIANG TIANLAN [Member] | Over five Years
Accounts receivable net
Accounts receivable | ¥		26,613		25,790
ZHEJIANG TIANLAN | 1 year - 2 Years
Accounts receivable net
Accounts receivable | ¥		22,329		30,292
ZHEJIANG TIANLAN | 2 Years - 3 Years
Accounts receivable net
Accounts receivable | ¥		12,659		10,701
ZHEJIANG TIANLAN | 3 Years - 4 Years
Accounts receivable net
Accounts receivable | ¥		3,547		3,515
ZHEJIANG TIANLAN | 4 Years - 5 Years
Accounts receivable net
Accounts receivable | ¥		¥ 5,118		¥ 456